Vanguard Institutional Intermediate-Term Bond Fund

Schedule of Investments (unaudited)
As of June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (44.2%)
U.S. Government Securities (14.2%)
	United States Treasury Note/Bond	1.375%	2/15/20	15	15
1	United States Treasury Note/Bond	1.500%	5/31/20	200,000	199,062
2	United States Treasury Note/Bond	1.625%	6/30/20	57,655	57,457
	United States Treasury Note/Bond	1.500%	8/15/20	228,000	226,931
	United States Treasury Note/Bond	2.125%	8/31/20	43,000	43,101
	United States Treasury Note/Bond	2.000%	11/30/20	45,670	45,756
	United States Treasury Note/Bond	2.000%	1/15/21	300	301
	United States Treasury Note/Bond	2.125%	1/31/21	406	408
	United States Treasury Note/Bond	1.125%	2/28/21	176,030	174,021
1	United States Treasury Note/Bond	2.250%	3/31/21	188,000	189,410
	United States Treasury Note/Bond	2.375%	4/15/21	10,000	10,100
	United States Treasury Note/Bond	1.375%	4/30/21	43,990	43,653
2	United States Treasury Note/Bond	1.125%	7/31/21	324,100	319,848
	United States Treasury Note/Bond	2.125%	8/15/21	46,699	47,035
2	United States Treasury Note/Bond	2.125%	9/30/21	181,285	182,757
	United States Treasury Note/Bond	2.000%	10/31/21	37,000	37,208
	United States Treasury Note/Bond	2.125%	12/31/21	103,000	103,950
	United States Treasury Note/Bond	1.500%	1/31/22	10,000	9,941
2	United States Treasury Note/Bond	1.875%	2/28/22	285,000	285,980
	United States Treasury Note/Bond	1.750%	3/31/22	27,115	27,119
	United States Treasury Note/Bond	1.750%	4/30/22	18,000	18,008
	United States Treasury Note/Bond	1.750%	6/15/22	27,100	27,130
	United States Treasury Note/Bond	2.125%	6/30/22	12,175	12,316
	United States Treasury Note/Bond	1.625%	8/31/22	20,000	19,928
2	United States Treasury Note/Bond	1.750%	9/30/22	26,500	26,508
3	United States Treasury Note/Bond	1.625%	11/15/22	15,050	14,994
	United States Treasury Note/Bond	2.000%	11/30/22	18,700	18,864
	United States Treasury Note/Bond	1.750%	1/31/23	151,700	151,747
	United States Treasury Note/Bond	2.000%	2/15/23	20,000	20,181
1	United States Treasury Note/Bond	2.750%	4/30/23	8,300	8,607
	United States Treasury Note/Bond	1.750%	5/15/23	41,300	41,307
	United States Treasury Note/Bond	2.750%	5/31/23	200	208
	United States Treasury Note/Bond	1.375%	6/30/23	14,500	14,291
	United States Treasury Note/Bond	2.500%	8/15/23	19,860	20,452
	United States Treasury Note/Bond	2.750%	11/15/23	20,000	20,834
	United States Treasury Note/Bond	2.125%	11/30/23	10,000	10,156
	United States Treasury Note/Bond	2.750%	2/15/24	28,820	30,081
	United States Treasury Note/Bond	2.375%	8/15/24	2,500	2,571
	United States Treasury Note/Bond	2.250%	11/15/24	76,500	78,233
	United States Treasury Note/Bond	2.000%	2/15/25	49,065	49,540
	United States Treasury Note/Bond	2.125%	5/15/25	3,300	3,354
	United States Treasury Note/Bond	3.000%	10/31/25	32,200	34,399
	United States Treasury Note/Bond	2.250%	11/15/25	40,050	40,989
	United States Treasury Note/Bond	2.875%	8/15/28	5,000	5,370
					2,674,121
Agency Bonds and Notes (0.3%)
4	AID-Israel	5.500%	12/4/23	250	288
5	Fannie Mae Principal Strip	0.000%	1/15/30	4,900	3,784

	Federal Home Loan Banks	3.250%	11/16/28	40,000	43,481
	Tennessee Valley Authority	2.250%	3/15/20	6,500	6,505
	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,333
					55,391
Conventional Mortgage-Backed Securities (25.6%)
5,6	Fannie Mae Pool	2.000%	5/1/28–8/1/28	3,716	3,727
5,6	Fannie Mae Pool	2.500%	9/1/27–9/1/46	42,272	42,623
5,6	Fannie Mae Pool	3.000%	3/1/30–5/1/49	448,189	454,846
5,6	Fannie Mae Pool	3.500%	8/1/20–5/1/49	589,863	607,835
5,6	Fannie Mae Pool	4.000%	8/1/19–6/1/49	346,411	360,981
5,6	Fannie Mae Pool	4.500%	11/1/19–2/1/49	298,063	314,840
5,6	Fannie Mae Pool	5.000%	7/1/19–1/1/49	88,511	94,572
5,6	Fannie Mae Pool	5.500%	8/1/19–6/1/40	25,827	28,172
5,6	Fannie Mae Pool	6.000%	3/1/21–11/1/39	14,143	15,709
5,6	Fannie Mae Pool	6.500%	7/1/20–9/1/39	7,093	7,756
5,6	Fannie Mae Pool	7.000%	9/1/28–12/1/38	3,065	3,483
5,6	Fannie Mae Pool	7.500%	8/1/30–6/1/32	223	244
5,6	Fannie Mae Pool	8.000%	7/1/30–1/1/31	11	13
5,6	Fannie Mae Pool	8.500%	12/1/30	8	10
5,6	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	5,722	5,672
5,6	Freddie Mac Gold Pool	2.500%	4/1/27–4/1/43	25,083	25,309
5,6	Freddie Mac Gold Pool	3.000%	2/1/29–8/1/47	136,975	139,167
5,6	Freddie Mac Gold Pool	3.500%	8/1/20–5/1/48	350,409	361,440
5,6	Freddie Mac Gold Pool	4.000%	7/1/19–5/1/49	296,758	307,853
5,6	Freddie Mac Gold Pool	4.500%	3/1/21–2/1/49	65,576	69,319
5,6	Freddie Mac Gold Pool	5.000%	9/1/19–2/1/49	13,913	14,857
5,6	Freddie Mac Gold Pool	5.500%	12/1/32–2/1/40	11,233	12,247
5,6	Freddie Mac Gold Pool	6.000%	7/1/20–5/1/40	17,563	19,335
5,6	Freddie Mac Gold Pool	6.500%	2/1/29–9/1/38	2,920	3,203
5,6	Freddie Mac Gold Pool	7.000%	5/1/28–6/1/38	1,691	1,880
5,6	Freddie Mac Gold Pool	7.500%	3/1/30–5/1/32	208	236
5,6	Freddie Mac Gold Pool	8.000%	4/1/30–1/1/31	16	17
5,6	Freddie Mac Pool	3.500%	3/1/48	907	935
5,6	Freddie Mac Pool	4.000%	5/1/49	75,047	78,618
6	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	902	908
6	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	35,492	36,341
6	Ginnie Mae I Pool	3.500%	1/15/42–6/15/47	51,714	53,667
6	Ginnie Mae I Pool	4.000%	4/15/39–1/15/45	4,066	4,263
6	Ginnie Mae I Pool	4.500%	9/15/33–12/15/46	28,241	30,118
6	Ginnie Mae I Pool	5.000%	9/15/33–9/15/41	14,074	15,128
6	Ginnie Mae I Pool	5.500%	3/15/31–2/15/41	8,156	8,713
6	Ginnie Mae I Pool	6.000%	12/15/28–3/15/41	3,713	4,062
6	Ginnie Mae I Pool	6.500%	12/15/27–6/15/38	3,048	3,275
6	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	169	184
6	Ginnie Mae I Pool	7.500%	4/15/31–3/15/32	39	44
6	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	44	50
6	Ginnie Mae I Pool	8.500%	7/15/30	19	20
6	Ginnie Mae I Pool	9.000%	5/15/21–7/15/21	2	2
6	Ginnie Mae I Pool	9.500%	10/15/19	—	—
6	Ginnie Mae II Pool	2.500%	3/20/43–12/20/46	4,419	4,444
6	Ginnie Mae II Pool	3.000%	3/20/27–7/1/49	190,215	194,580
6	Ginnie Mae II Pool	3.500%	8/20/42–7/1/49	444,506	461,203
6	Ginnie Mae II Pool	4.000%	2/20/34–7/1/49	167,860	176,707
6	Ginnie Mae II Pool	4.500%	3/20/33–4/20/49	188,822	197,871
6	Ginnie Mae II Pool	5.000%	5/20/39–2/20/42	22,698	24,243
6	Ginnie Mae II Pool	5.500%	4/20/37–3/20/41	3,351	3,565
6	Ginnie Mae II Pool	6.000%	5/20/36–10/20/41	4,605	5,157

6	Ginnie Mae II Pool	6.500%	3/20/38–7/20/39	57	66
6,7	UMBS TBA	2.500%	6/1/34–8/1/34	133,800	134,673
6,7	UMBS TBA	3.000%	7/1/49	—	—
6,7	UMBS TBA	3.500%	8/1/34–7/1/49	11,000	11,348
6,7	UMBS TBA	4.000%	6/1/49–7/1/49	308,500	318,794
6,7	UMBS TBA	4.500%	6/1/49–7/1/49	141,000	147,322
					4,811,647
Nonconventional Mortgage-Backed Securities (4.1%)
5,6,8 Fannie Mae Pool, 1 YR CMT + 2.000%		4.545%	12/1/32	5	5
5,6,8 Fannie Mae Pool, 1 YR CMT + 2.210%		4.731%	5/1/33	45	48
5,6,8 Fannie Mae Pool, 1 YR CMT + 2.219%		4.741%	12/1/40	2,091	2,217
5,6,8 Fannie Mae Pool, 12M USD LIBOR +
	1.785%	4.535%	8/1/33	46	49
5,6,8 Fannie Mae Pool , 12M USD LIBOR +
	1.800%	4.643%	7/1/33	89	91
5,6,8 Fannie Mae Pool, 12M USD LIBOR +
	1.960%	4.796%	5/1/33	10	10
5,6	Fannie Mae REMICS	2.750%	8/25/47	32,641	32,690
5,6	Fannie Mae REMICS	3.000%	5/25/47–9/25/48	66,625	67,533
5,6,8 Fannie Mae REMICS 2005-95, 1M USD
	LIBOR + 0.410%	2.814%	11/25/35	1,667	1,666
5,6,8 Fannie Mae REMICS 2007-4, 1M USD
	LIBOR + 0.445%	2.849%	2/25/37	593	593
5,6,8 Fannie Mae REMICS 2012-122, 1M USD
	LIBOR + 0.400%	2.804%	11/25/42	2,133	2,132
5,6,8 Fannie Mae REMICS 2013-19, 1M USD
	LIBOR + 0.300%	2.704%	9/25/41	2,690	2,681
5,6,8 Fannie Mae REMICS 2013-39, 1M USD
	LIBOR + 0.350%	2.754%	5/25/43	2,716	2,707
5,6,8 Fannie Mae REMICS 2015-22, 1M USD
	LIBOR + 0.300%	2.704%	4/25/45	2,281	2,266
5,6,8 Fannie Mae REMICS 2016-55, 1M USD
	LIBOR + 0.500%	2.904%	8/25/46	4,661	4,682
5,6	Fannie Mae REMICS 2017-109	3.500%	11/25/45	12,245	12,754
5,6	Fannie Mae REMICS 2018-13	3.000%	3/25/48	49,441	50,089
5,6	Fannie Mae REMICS 2018-15	3.500%	10/25/44	13,834	14,358
5,6	Fannie Mae REMICS 2018-58	3.000%	8/25/48	43,140	43,898
5,6	Fannie Mae REMICS 2018-65	3.000%	9/25/48	41,974	42,711
5,6,8 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.750%	4.500%	8/1/37	63	65
5,6,8 Freddie Mac Non Gold Pool, 1 YR CMT +
	2.237%	4.505%	7/1/35	8,887	9,402
5,6,8 Freddie Mac Non Gold Pool, 1 YR CMT +
	2.243%	4.642%	9/1/37	7,060	7,469
5,6,8 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	4.815%	10/1/32	13	14
5,6	Freddie Mac Non Gold Pool	4.934%	7/1/33	1,321	1,397
5,6,8 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	5.000%	1/1/33	5	5
5,6,8 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	5.086%	2/1/33	21	22
5,6,8 Freddie Mac REMICS, 1M USD LIBOR +
	0.350%	2.744%	11/15/36–8/15/43	4,133	4,138
5,6,8 Freddie Mac REMICS, 1M USD LIBOR +
	0.360%	2.754%	11/15/36	1,520	1,528
5,6,8 Freddie Mac REMICS, 1M USD LIBOR +
	0.450%	2.844%	6/15/42	769	770

5,6	Freddie Mac REMICS	3.000%	11/25/47–12/15/47	41,447	42,173
5,6	Freddie Mac REMICS	6.500%	12/15/44–11/15/47	120,942	144,935
6	Ginnie Mae REMICS	3.000%	12/20/47–7/20/48	114,939	117,144
6	Ginnie Mae REMICS	3.500%	7/20/48	88,628	91,461
6	Ginnie Mae REMICS	6.500%	6/20/47–9/20/47	49,790	58,491
					762,194
Total U.S. Government and Agency Obligations (Cost $8,207,522)					8,303,353
Asset-Backed/Commercial Mortgage-Backed Securities (18.8%)
6	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	4,470	4,469
6	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	6,610	6,620
6	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,770	1,783
6	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	4,910	5,042
6	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	11,360	11,324
6	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	21,500	21,978
6	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	25,780	26,255
6	American Express Credit Account Master
	Trust 2019-1	2.870%	10/15/24	9,530	9,729
9	American Tower Trust #1	3.652%	3/23/28	370	387
6,9	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	5,406	5,635
6	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	24,090	24,115
6,9	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	600	613
6,9	Aventura Mall Trust 2018-AVM	4.249%	7/5/40	460	509
6,9	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	2,745	2,792
6,9	Avis Budget Rental Car Funding AESOP
	LLC 2017-2A	2.970%	3/20/24	7,090	7,192
6,9	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	3.700%	9/20/24	3,070	3,204
6,9	Avis Budget Rental Car Funding AESOP
	LLC 2018-2A	4.000%	3/20/25	11,790	12,403
6,9	Avis Budget Rental Car Funding AESOP
	LLC 2019-1A	3.450%	3/20/23	4,230	4,330
6	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	280	292
6	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	2,305	2,455
6	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	320	340
6	BANK 2017 - BNK4	3.625%	5/15/50	580	618
6	BANK 2017 - BNK5	3.390%	6/15/60	660	693
6	BANK 2017 - BNK6	3.254%	7/15/60	1,060	1,096
6	BANK 2017 - BNK6	3.518%	7/15/60	1,110	1,176
6	BANK 2017 - BNK6	3.741%	7/15/60	440	457
6	BANK 2017 - BNK7	3.435%	9/15/60	1,040	1,095
6	BANK 2017 - BNK8	3.488%	11/15/50	2,670	2,826
6	BANK 2017 - BNK9	3.538%	11/15/54	6,665	7,070
6	BANK 2018 - BN10	3.641%	2/15/61	1,030	1,095
6	BANK 2018 - BN10	3.688%	2/15/61	2,945	3,163
6	BANK 2018 - BN12	4.255%	5/15/61	780	873
6	BANK 2018 - BN13	4.217%	8/15/61	220	246
6	BANK 2018 - BN14	4.185%	9/15/60	160	176
6	BANK 2018 - BN14	4.231%	9/15/60	2,305	2,577
6	BANK 2018 - BN15	4.407%	11/15/61	1,973	2,237
6	BANK 2019 - BN17	3.623%	4/15/52	285	304

6	BANK 2019 - BN17	3.714%	4/15/52	1,214	1,309
6	BANK 2019 - BN18	3.584%	5/15/62	2,110	2,251
6,8,9 Bank of America Student Loan Trust 2010-
	1A, 3M USD LIBOR + 0.800%	3.380%	2/25/43	2,495	2,507
6	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	640	678
6	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	1,630	1,745
6	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	1,360	1,451
6	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	4,325	4,701
6	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	1,730	1,901
6	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	790	881
6	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	211	232
6	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	2,110	2,364
6	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	2,106	2,359
6	BENCHMARK 2019-B10 Mortgage Trust	3.615%	3/15/62	305	326
6	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	7,348	7,340
6	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	8,580	8,696
6	BMW Vehicle Lease Trust 2018-1A	3.360%	3/21/22	3,810	3,881
6	BMW Vehicle Lease Trust 2019-1	2.920%	8/22/22	11,340	11,492
6	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	2,530	2,549
6,8	Brazos Higher Education Authority Inc.
	Series 2005, 3M USD LIBOR + 0.200%	2.549%	6/25/26	1,515	1,509
6,8	Brazos Higher Education Authority Inc.
	Series 2011, 3M USD LIBOR + 0.800%	3.321%	2/25/30	1,132	1,133
6	Cabela's Credit Card Master Note Trust
	2015-1A	2.260%	3/15/23	1,600	1,600
6,9	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.050%	3/19/21	1,611	1,608
6,9	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.286%	1/19/22	1,600	1,594
6,9	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	4,080	4,130
6,9	Canadian Pacer Auto Receivables Trust A
	Series 2019	2.960%	6/19/24	1,300	1,329
6,9	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	5,910	5,981
6,9	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.440%	8/21/23	2,630	2,703
6	Capital Auto Receivables Asset Trust 2016-2	1.630%	1/20/21	160	160
6	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	52	52
6,9	Capital Auto Receivables Asset Trust 2017-1	2.020%	8/20/21	216	216
6	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	12,470	12,613
6	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	4,210	4,280
6	Capital One Multi-Asset Execution Trust
	2015-A2	2.080%	3/15/23	6,480	6,476
6	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	15,755	15,725
6	Capital One Multi-Asset Execution Trust
	2019-A1	2.840%	12/15/24	29,470	30,010
6,9	CARDS II Trust 2018-2A	3.047%	4/17/23	11,500	11,549
6	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	590	590
6	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	909	908
6	CarMax Auto Owner Trust 2016-1	1.880%	6/15/21	3,480	3,471
6	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	2,230	2,213
6	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	9,990	10,009
6	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	4,190	4,192
6	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,380	2,394
6	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	12,130	12,196

6	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,910	1,937
6	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	19,380	19,737
6	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	9,680	10,024
6	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	11,640	11,909
6	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	4,290	4,478
6	CCUBS Commercial Mortgage Trust 2017-
	C1	3.283%	11/15/50	5,000	5,181
6	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	110	111
6	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	1,550	1,653
6	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	880	932
6	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	1,175	1,237
6	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	535	564
6	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	2,242	2,241
6,9	CFCRE Commercial Mortgage Trust 2011-
	C2	5.939%	12/15/47	2,298	2,449
6	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	3,376	3,491
6,9	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	14,679	14,820
6,9	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	27,630	27,981
6,9	Chrysler Capital Auto Receivables Trust
	2016-AA	1.960%	1/18/22	246	246
6,9	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	464	463
6,9	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	1,700	1,694
6	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	8,576	8,680
6	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	7,580	7,579
6	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	6,710	6,742
6,9	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	500	515
6	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	1,527	1,567
6	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	320	331
6	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.753%	3/10/47	111	117
6	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	8,709	9,307
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	742	779
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	4,082	4,334
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	1,575	1,660
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	275	289
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	1,640	1,710
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	4,442	4,687
6	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	20	21
6	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	620	661
6	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	6,312	6,738

6	Citigroup Commercial Mortgage Trust 2015-
	GC36	3.349%	2/10/49	2,600	2,717
6	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	1,453	1,508
6	Citigroup Commercial Mortgage Trust 2016-
	C2	2.575%	8/10/49	3,500	3,469
6	Citigroup Commercial Mortgage Trust 2016-
	GC37	3.314%	4/10/49	4,000	4,172
6	Citigroup Commercial Mortgage Trust 2016-
	P4	2.902%	7/10/49	120	122
6	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	1,070	1,129
6	Citigroup Commercial Mortgage Trust 2017-
	P8	3.203%	9/15/50	4,200	4,355
6	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	2,445	2,578
6	Citigroup Commercial Mortgage Trust 2018-
	C5	4.228%	6/10/51	65	73
6	Citigroup Commercial Mortgage Trust 2018-
	C6	4.343%	11/10/51	2,650	2,941
6	Citigroup Commercial Mortgage Trust 2018-
	C6	4.412%	11/10/51	2,695	3,053
6	CNH Equipment Trust 2016-B	1.970%	11/15/21	3,540	3,529
6	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	666	680
6	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	999	1,033
6	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	1,673	1,693
6,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	770	788
6	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,366	1,387
6	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	50	51
6	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	580	589
6,9	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	910	982
6	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	2,059	2,197
6	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	922	991
6	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	650	670
6	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	390	409
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	2,115	2,249
6	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	7,500	8,048
6	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	10
6	COMM 2013-CCRE9 Mortgage Trust	4.374%	7/10/45	1,910	2,047
6,9	COMM 2013-CCRE9 Mortgage Trust	4.397%	7/10/45	2,331	2,471
6,9	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	472	488
6	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	160	171
6	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	933	952
6,9	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	600	614
6,9	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	100	106
6	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	4,000	4,257
6	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	993	1,068
6	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	10	11
6	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,315	1,407
6	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	330	353
6	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,360	6,653
6	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	3,812	4,056
6	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	1,050	1,094
6	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	3,917	4,128
6	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,476	5,734
6	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,540	1,648
6	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	570	595

6	COMM 2015-CCRE24 Mortgage Trust	3.432%	8/10/48	2,600	2,720
6	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,775	2,957
6	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	1,800	1,923
6	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,386	3,591
6	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	125	130
6,9	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	179	184
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	845	901
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.210%	11/15/49	3,400	3,493
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	2,660	2,782
6	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	1,280	1,332
6	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	1,150	1,271
6	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	2,220	2,437
6,9	Daimler Trucks Retail Trust 2018-1	2.850%	7/15/21	23,430	23,482
6,9	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	11,230	11,334
6,9	Daimler Trucks Retail Trust 2019-1	2.770%	8/15/22	55,310	55,808
6,9	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	7,420	7,502
6	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	3,310	3,759
6	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	1,790	1,872
6,8,9DELAM 2018-1, 1M USD LIBOR + 0.700%		3.090%	11/19/25	27,600	27,630
6,9	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	142	142
6,9	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	3,500	3,496
6,9	Dell Equipment Finance Trust 2018-1	2.970%	10/22/20	8,369	8,390
6,9	Dell Equipment Finance Trust 2018-2	3.160%	2/22/21	11,200	11,261
6,9	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	19,770	19,982
6	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	13,138	13,134
6	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	9,500	9,507
6	Discover Card Execution Note Trust 2018-A5	3.320%	3/15/24	12,560	12,905
6	Discover Card Execution Note Trust 2019-A1	3.040%	7/15/24	10,800	11,065
6,9	DLL Securitization Trust Series 2018-1	3.100%	4/18/22	12,465	12,590
6,9	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	28,490	28,904
6,9	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	6,870	7,068
6,9	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	11,180	11,315
6,9	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	8,160	8,319
9	DNB Boligkreditt AS	2.500%	3/28/22	12,890	13,064
6	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	11,260	11,365
6,8,9Edsouth Indenture No 9 LLC 2015-1, 1M
	USD LIBOR + 0.800%	3.204%	10/25/56	293	290
6,9	Enterprise Fleet Financing LLC Series 2016-1	2.080%	9/20/21	4,074	4,063
6,9	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	12,260	12,416
6,9	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/22/24	6,740	6,816
6,9	Enterprise Fleet Financing LLC Series 2019-1	3.070%	10/22/24	9,750	9,977
5,6	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	6,930	7,070
6	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	13,110	13,113
6,8	First National Master Note Trust 2017-2, 1M
	USD LIBOR + 0.440%	2.834%	10/16/23	6,240	6,247
6	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	9,117	9,108
6	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	4,700	4,695
6	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	41,660	41,901
6	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	3,820	3,859
6	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	12,010	12,134
6	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	4,230	4,306

6	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	27,110	27,477
6	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	5,980	6,091
6,9	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	920	919
6,9	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	10,500	10,513
6,9	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	13,230	13,242
6,9	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	11,072	11,033
6,9	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	39,440	39,842
6,9	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	16,690	16,693
6	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	7,500	7,469
6	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	26,760	27,020
6	Ford Credit Auto Owner Trust 2018-B	3.240%	4/15/23	24,130	24,627
6	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	8,300	8,550
6,9	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	7,750	7,976
6,9	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	17,320	18,138
6,9	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	24,080	25,118
6	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	35,430	35,861
6	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	18,600	19,017
6	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	9,260	9,281
6	Ford Credit Floorplan Master Owner Trust A
	Series 2017-1	2.070%	5/15/22	38,780	38,654
6	Ford Credit Floorplan Master Owner Trust A
	Series 2017-2	2.160%	9/15/22	18,630	18,606
6	Ford Credit Floorplan Master Owner Trust A
	Series 2018-1	2.950%	5/15/23	47,010	47,699
6	Ford Credit Floorplan Master Owner Trust A
	Series 2018-3	3.520%	10/15/23	42,000	43,142
6	Ford Credit Floorplan Master Owner Trust A
	Series 2019-1	2.840%	3/15/24	25,280	25,728
6	Ford Credit Floorplan Master Owner Trust A
	Series 2019-2	3.060%	4/15/26	5,750	5,908
6	GM Financial Automobile Leasing Trust
	2017-1	2.260%	8/20/20	5,000	4,997
6	GM Financial Automobile Leasing Trust
	2017-2	2.180%	6/21/21	3,720	3,717
6	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	5,745	5,739
6	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	1,970	1,967
6	GM Financial Automobile Leasing Trust
	2018-1	2.610%	1/20/21	38,580	38,633
6	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	19,200	19,307
6	GM Financial Automobile Leasing Trust
	2018-3	3.180%	6/21/21	8,620	8,688
6	GM Financial Automobile Leasing Trust
	2018-3	3.300%	7/20/22	1,700	1,727
6,9	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	4,430	4,429
6	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	4,430	4,538
6	GM Financial Consumer Automobile 2018-3	3.020%	5/16/23	18,400	18,690
6	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	5,820	6,021
6	GM Financial Consumer Automobile 2018-4	3.210%	10/16/23	14,600	14,868
6	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	8,450	8,785
6	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	11,470	11,822
6	GM Financial Consumer Automobile 2019-2	2.650%	2/16/24	27,340	27,707
6	GM Financial Consumer Automobile 2019-2	2.710%	8/16/24	8,260	8,429

6,9	GMF Floorplan Owner Revolving Trust 2017- 2	2.130%	7/15/22	21,600	21,531
6,9	GMF Floorplan Owner Revolving Trust 2018- 2	3.130%	3/15/23	29,050	29,469
6,9	GMF Floorplan Owner Revolving Trust 2019- 1	2.700%	4/15/24	4,170	4,217
6,9	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	695	694
6,9	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	15,550	15,520
6,9	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	20,690	20,840
6,9	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	29,270	30,494
6,8,9 Gosforth Funding 2018-1A plc, 3M USD
	LIBOR + 0.450%	2.971%	8/25/60	11,761	11,744
6,9	GreatAmerica Leasing Receivables Funding
	LLC Series 2016-1	1.990%	4/20/22	2,201	2,196
6,9	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	3,690	3,727
6,9	GreatAmerica Leasing Receivables Funding
	LLC Series 2019-1	3.210%	2/18/25	4,110	4,218
6,9	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	233	246
6	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,055	1,085
6	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	30	32
6	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	5,545	5,913
6	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	210	224
6	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	140	148
6	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	1,680	1,747
6	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	3,630	3,831
6	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	90	93
6	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	40	42
6	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5	5
6	GS Mortgage Securities Trust 2015-GC32	3.498%	7/10/48	7,000	7,361
6	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	2,520	2,653
6	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	180	183
6	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	720	798
§,6	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	300	309
6	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	13,310	13,309
6	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	2,960	2,959
6,9	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	2,790	2,795
6,9	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	4,141	4,170
6,9	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	1,600	1,600
6,9	Hilton USA Trust 2016-HHV	3.719%	11/5/38	30	32
6,8,9Holmes Master Issuer plc 2018-1, 3M USD
	LIBOR + 0.360%	2.957%	10/15/54	15,810	15,795
6,8,9Holmes Master Issuer plc 2018-2A, 3M USD
	LIBOR + 0.420%	3.017%	10/15/54	16,620	16,601
6	Honda Auto Receivables 2017-2 Owner
	Trust	1.870%	9/15/23	10,000	9,975
6	Honda Auto Receivables 2017-3 Owner
	Trust	1.980%	11/20/23	6,490	6,482
6	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	2,330	2,335
6	Honda Auto Receivables 2018-2 Owner
	Trust	3.010%	5/18/22	10,180	10,312
6	Honda Auto Receivables 2018-3 Owner
	Trust	2.950%	8/22/22	13,680	13,847
6	Honda Auto Receivables 2018-3 Owner
	Trust	3.070%	11/21/24	5,020	5,132

6	Honda Auto Receivables 2018-4 Owner
	Trust	2.520%	6/21/23	12,490	12,615
6	Honda Auto Receivables 2018-4 Owner
	Trust	2.540%	3/21/25	2,530	2,565
6	Honda Auto Receivables 2018-4 Owner
	Trust	3.300%	7/15/25	11,220	11,606
6	Honda Auto Receivables 2019-1 Owner
	Trust	2.900%	6/18/24	5,000	5,114
6,9	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	13,080	13,432
§,6,9Hudson Yards 2019-30HY		3.228%	7/10/39	910	937
6,9	Hyundai Auto Lease Securitization Trust
	2017-B	2.130%	3/15/21	8,250	8,241
6,9	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	12,600	12,586
6,9	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	2,480	2,478
6,9	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	25,590	25,684
6,9	Hyundai Auto Lease Securitization Trust
	2018-A	2.890%	3/15/22	8,100	8,151
6,9	Hyundai Auto Lease Securitization Trust
	2018-B	3.040%	10/15/21	22,090	22,314
6,9	Hyundai Auto Lease Securitization Trust
	2018-B	3.200%	6/15/22	2,830	2,862
6,9	Hyundai Auto Lease Securitization Trust
	2019-A	2.980%	7/15/22	21,560	21,768
6,9	Hyundai Auto Lease Securitization Trust
	2019-A	3.050%	12/15/22	3,540	3,605
6	Hyundai Auto Receivables Trust 2017-B	1.960%	2/15/23	11,040	10,994
6	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	6,050	6,165
6,9	Hyundai Floorplan Master Owner Trust
	Series 2019-1A	2.680%	4/15/24	5,210	5,266
6,9	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	2,184	2,257
6	John Deere Owner Trust 2016-B	1.490%	5/15/23	1,000	997
6	John Deere Owner Trust 2017-A	2.110%	12/15/23	7,650	7,638
6	John Deere Owner Trust 2017-B	2.110%	7/15/24	7,960	7,945
6	John Deere Owner Trust 2018-B	3.080%	11/15/22	23,700	23,995
6	John Deere Owner Trust 2018-B	2.910%	7/17/23	27,010	27,465
6	John Deere Owner Trust 2018-B	3.230%	6/16/25	7,720	7,934
6	John Deere Owner Trust 2018-B	3.000%	1/15/26	4,270	4,366
6,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	2,775	2,863
6,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.554%	8/15/46	1,383	1,459
6,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	9,826	10,115
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	362	374
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	850	864
6,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	1,523	1,560
6,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,654	1,693
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	2,616	2,764

6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	427	439
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	185	196
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	1,250	1,339
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	2,807	2,870
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.461%	7/15/47	202	207
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	1,480	1,504
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	470	501
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	750	793
6 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.363%	7/15/45	1,356	1,407
6 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	3,137	3,289
6 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.176%	7/15/45	1,465	1,541
6 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	324	334
6 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	490	523
6 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	168	173
6 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	4,238	4,552
6 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	5,130	5,490
6 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	450	483
6 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	90	96
6 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.493%	8/15/47	188	197
6 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	1,090	1,151
6 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.231%	1/15/48	90	93
6 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	10	10
6 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	110	114
6 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	20	21
6 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	150	160
6 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	3,403	3,605
6 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	6,180	6,612
6 JPMCC Commercial Mortgage Securities
Trust 2017-JP7	3.454%	9/15/50	895	943

6	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	400	414
6	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	660	694
6	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	60	67
6,8,9Lanark Master Issuer plc 2018-1A, 3M USD
	LIBOR + 0.420%	2.943%	12/22/69	3,745	3,728
6,8,9Lanark Master Issuer plc 2018-2A, 1M USD
	LIBOR + 0.420%	2.943%	12/22/69	8,659	8,662
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	374	375
6,9	Master Credit Card Trust II Series 2017-1A	2.260%	7/21/21	20,000	19,990
6	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	832	832
6	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	12,140	12,148
6	Mercedes-Benz Auto Lease Trust 2019-A	3.250%	10/15/24	2,740	2,780
6	Mercedes-Benz Auto Receivables Trust
	2018-1	3.150%	10/15/24	6,700	6,915
6,9	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	17,360	17,588
6,9	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	528	528
6,9	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	570	572
6,9	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	6,130	6,124
6,9	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	6,180	6,181
6,9	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	3,090	3,134
6,9	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	4,730	4,865
6,9	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	2,580	2,684
6,9	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	4,430	4,555
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	2,605	2,666
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	1,116	1,154
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	1,079	1,095
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.218%	7/15/46	5,387	5,735
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	1,239	1,305
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.299%	8/15/46	190	203
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	342	352
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	150	161
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	85	91
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	400	428
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	200	215
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	1,935	2,039
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	5,400	5,774
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	3,243	3,452

6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	330	349
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	570	603
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	60	64
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	120	124
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	10	11
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	150	153
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	60	62
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	11,030	11,569
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	5,200	5,531
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	780	832
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.372%	10/15/48	2,500	2,593
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	4,458	4,734
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	2,020	2,107
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.459%	12/15/49	5,600	5,911
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	3,682	3,936
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	1,250	1,324
6,9	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	2,251	2,310
6	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	7,050	7,549
6	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	760	780
6	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	680	684
6	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	5,240	5,536
6	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	1,260	1,326
6	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	4,257	4,529
6	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	790	869
6,8,9Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	2.934%	9/25/24	9,353	9,352
6,9	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	110	111
6,8	Navient Student Loan Trust 2014-8, 1M USD
	LIBOR + 0.600%	2.844%	4/25/23	653	653
6,8,9Navient Student Loan Trust 2016-2, 1M USD
	LIBOR + 1.050%	3.454%	6/25/65	1,200	1,208
6,8,9Navient Student Loan Trust 2016-3, 1M USD
	LIBOR + 0.850%	3.254%	6/25/65	1,238	1,242
6,8,9Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	3.154%	3/25/66	6,457	6,491
6,8,9Navient Student Loan Trust 2017-1, 1M USD
	LIBOR + 0.750%	3.154%	7/26/66	19,133	19,184
6,8,9Navient Student Loan Trust 2018-1, 1M USD
	LIBOR + 0.190%	2.594%	3/25/67	152	152
6	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	6,715	6,712

6	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	5,240	5,234
6	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	9,350	9,342
6	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	2,610	2,608
6	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	18,560	18,799
6	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	7,110	7,235
6	Nissan Auto Lease Trust 2019-A	2.760%	3/15/22	30,160	30,402
6	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	6,030	6,131
6	Nissan Auto Receivables 2016-A Owner
	Trust	1.590%	7/15/22	10,250	10,204
6	Nissan Auto Receivables 2017-C Owner
	Trust	2.120%	4/18/22	21,970	21,968
6	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	12,380	12,428
6	Nissan Auto Receivables 2018-B Owner
	Trust	3.160%	12/16/24	6,700	6,897
6	Nissan Auto Receivables 2019-A Owner
	Trust	3.000%	9/15/25	5,690	5,866
6	Nissan Auto Receivables 2019-B Owner
	Trust	2.500%	11/15/23	12,860	13,006
6	Nissan Auto Receivables 2019-B Owner
	Trust	2.540%	12/15/25	2,500	2,543
6,9	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	1,250	1,253
6,8,9Pepper Residential Securities Trust 2017A-
	A1UA, 1M USD LIBOR + 1.100%	3.512%	3/10/58	71	71
6,8,9Pepper Residential Securities Trust 2018A-
	A1UA, 1M USD LIBOR + 0.950%	3.363%	3/12/47	25	25
6,8,9Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	3.274%	1/16/60	1,300	1,298
6,8,9Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 0.350%	3.383%	6/20/60	16,059	16,022
6,8,9Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	3.332%	8/18/60	8,766	8,767
6,8,9Permanent Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.380%	2.977%	7/15/58	9,060	9,053
6,9	PFS Financing Corp 2017-B	2.220%	7/15/22	630	629
6,8,9PFS Financing Corp. 2017-C, 1M USD
	LIBOR + 0.470%	2.864%	10/15/21	840	840
6,9	PFS Financing Corp. 2017-D	2.400%	10/17/22	880	881
6,9	PFS Financing Corp. 2018-D	3.190%	4/17/23	440	446
6,8,9PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	3.354%	11/25/65	4,732	4,731
6	Public Service New Hampshire Funding LLC
	2018-1	3.094%	2/1/26	4,410	4,486
6,8,9Resimac Premier Series 2017-1A, 1M USD
	LIBOR + 0.950%	3.362%	9/11/48	1,638	1,639
6,8,9Resimac Premier Series 2018-1A, 1M USD
	LIBOR + 0.800%	3.212%	11/10/49	962	961
6,8,9Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	3.280%	12/16/59	1,671	1,670
6,8,9Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	3.262%	4/10/50	4,675	4,666
6	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	65	65
6,9	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	2,520	2,521
6,9	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	17,750	17,861
6,9	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	6,220	6,278
6,9	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	15,850	16,069

6,9	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	3,304	3,296
6,9	Securitized Term Auto Receivables Trust
	2017-1A	1.890%	8/25/20	3,929	3,925
6,9	Securitized Term Auto Receivables Trust
	2017-1A	2.209%	6/25/21	4,600	4,601
6,9	Securitized Term Auto Receivables Trust
	2017-2A	2.040%	4/26/21	9,005	8,980
6,9	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	3,750	3,744
6,9	Securitized Term Auto Receivables Trust
	2018-1A	3.068%	1/25/22	8,690	8,776
6,9	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	3,100	3,173
6,9	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	5,000	5,150
6	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	910	901
6,9	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	263	265
6,8,9SMB Private Education Loan Trust 2016-B,
	1M USD LIBOR + 1.500%	3.844%	2/17/32	196	201
6,8,9SMB Private Education Loan Trust 2016-C,
	1M USD LIBOR + 1.100%	3.494%	9/15/34	318	320
6,8,9SMB Private Education Loan Trust 2017-A,
	1M USD LIBOR + 0.900%	3.294%	9/15/34	397	398
6,9	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	520	525
6,9	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	1,890	1,956
6,9	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	840	878
6,9	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	1,390	1,447
6,9	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	90	90
6,9	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	440	442
6,9	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	340	343
6,9	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	412	411
6,9	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	250	250
6,9	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	432	430
6,9	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	390	396
6,9	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	165	165
6,9	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	130	132
6,9	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	1,070	1,107
6,9	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	1,850	1,936
6,9	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	1,100	1,154
6	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	10,630	10,892
6	Synchrony Card Issuance Trust 2019-2A	2.340%	6/16/25	14,980	15,023
6	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	3,355	3,355
6	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	7,153	7,170
6	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	6,820	6,837
6	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	16,820	16,786
6	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	10,670	10,840
6,9	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	106

6	Toyota Auto Receivables 2016-B Owner
	Trust	1.520%	8/16/21	2,470	2,463
6	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	955	956
6	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	540	546
6	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	4,160	4,284
6	Toyota Auto Receivables 2018-C Owner
	Trust	3.020%	12/15/22	23,180	23,560
6	Toyota Auto Receivables 2018-C Owner
	Trust	3.130%	2/15/24	10,070	10,314
6	Toyota Auto Receivables 2019-A Owner
	Trust	2.910%	7/17/23	44,780	45,593
6	Toyota Auto Receivables 2019-A Owner
	Trust	3.000%	5/15/24	3,800	3,895
6,9	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	1,590	1,576
6,9	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	4,040	4,057
6,9	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	33,390	33,849
6	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	273	283
6	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	1,235	1,318
6	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	453	477
6,9	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	4,409	4,533
6	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	1,499	1,525
6	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	220	227
6	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	150	155
6	USAA Auto Owner Trust 2017-1	1.880%	9/15/22	8,440	8,400
6,9	Verizon Owner Trust 2016-2A	1.680%	5/20/21	2,675	2,670
6,9	Verizon Owner Trust 2017-1A	2.060%	9/20/21	7,778	7,768
6,9	Verizon Owner Trust 2017-2A	1.920%	12/20/21	30,260	30,190
6,9	Verizon Owner Trust 2017-3	2.060%	4/20/22	10,080	10,066
6,9	Verizon Owner Trust 2018-1	2.820%	9/20/22	34,730	34,980
6	Verizon Owner Trust 2018-A	3.230%	4/20/23	16,830	17,161
6	Verizon Owner Trust 2019-A	2.930%	9/20/23	14,630	14,906
6,9	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,836	2,898
6	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.020%	11/21/22	12,330	12,511
6	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.150%	7/22/24	5,610	5,747
6	Volkswagen Auto Loan Enhanced Trust
	2018-2	3.250%	4/20/23	30,330	30,887
6	Volkswagen Auto Loan Enhanced Trust
	2018-2	3.330%	2/20/25	8,820	9,123
6	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	955	975
6	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	626	645
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	398	412
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	311	332
6	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.548%	8/15/50	30	31

6 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	10	11
6 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	10	10
6 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	1,715	1,773
6 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	110	114
6 Wells Fargo Commercial Mortgage Trust
2015-C27	3.451%	2/15/48	440	462
6 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	3,130	3,319
6 Wells Fargo Commercial Mortgage Trust
2015-C30	3.664%	9/15/58	2,120	2,252
6 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	4,935	5,294
6 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	3,480	3,710
6 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	190	190
6 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	2,070	2,186
6 Wells Fargo Commercial Mortgage Trust
2016-C37	3.525%	12/15/49	470	494
6 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	390	420
6 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	1,285	1,352
6 Wells Fargo Commercial Mortgage Trust
2017-C39	3.157%	9/15/50	30	31
6 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	2,505	2,627
6 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	3,040	3,227
6 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	1,790	1,887
6 Wells Fargo Commercial Mortgage Trust
2017-C42	3.589%	12/15/50	6,685	7,102
6 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	396	421
6 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	1,800	1,971
6 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	2,195	2,429
6 Wells Fargo Commercial Mortgage Trust
2018-C47	4.365%	9/15/61	2,470	2,733
6 Wells Fargo Commercial Mortgage Trust
2018-C48	4.245%	1/15/52	960	1,055
6 Wells Fargo Commercial Mortgage Trust
2019-C49	3.933%	3/15/52	310	336
6 Wells Fargo Commercial Mortgage Trust
2019-C49	4.023%	3/15/52	2,780	3,053
6 Wells Fargo Commercial Mortgate Trust
2018-C47	4.442%	9/15/61	2,370	2,678
6 Wells Fargo Commercial Mortgate Trust
2019-C50	3.635%	5/15/52	390	415

6,9	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	1,366	1,406
6	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	1,199	1,235
6	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	683	706
6	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	233	238
6	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	2,374	2,415
6	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	633	646
6	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	460	472
6	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	255	272
6	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	160	164
6	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	604	622
6	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	1,665	1,789
6	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	2,540	2,684
6	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	1,215	1,304
6	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	30	32
6	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	20	21
6	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	80	85
6	WFRBS Commercial Mortgage Trust 2014-
	C23	3.650%	10/15/57	5,500	5,796
6	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	925	989
6	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	3,030	3,196
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	2,570	2,707
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	2,570	2,748
6,9	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	565	563
6	World Financial Network Credit Card Master
	Note Trust Series 2015-B	2.550%	6/17/24	1,520	1,524
6	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	12,928	12,905
6	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	603	602
6	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	3,507	3,489
6	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	3,590	3,632
6	World Omni Auto Receivables Trust 2018-D	3.330%	4/15/24	24,700	25,240
6	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	3,070	3,201
6	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	5,230	5,408
6	World Omni Automobile Lease Securitization
	Trust 2017-A	2.320%	8/15/22	4,670	4,672
6	World Omni Automobile Lease Securitization
	Trust 2018-A	2.830%	7/15/21	11,480	11,532

6	World Omni Automobile Lease Securitization
	Trust 2018-B	3.190%	12/15/21	16,800	17,082
6,9	World Omni Select Auto Trust A Series
	2018-1 A2	3.240%	4/15/22	30,854	30,981
6,9	World Omni Select Auto Trust A Series
	2018-1 A3	3.460%	3/15/23	9,350	9,494
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,478,968)					3,530,981
Corporate Bonds (20.1%)
Finance (12.4%)
	Banking (11.0%)
	American Express Co.	3.700%	8/3/23	37,405	39,270
	American Express Co.	3.000%	10/30/24	18,265	18,657
	Banco Santander SA	4.379%	4/12/28	2,585	2,740
	Banco Santander SA	3.306%	6/27/29	4,800	4,824
6	Bank of America Corp.	2.369%	7/21/21	3,005	3,002
6	Bank of America Corp.	2.328%	10/1/21	9,260	9,242
6	Bank of America Corp.	3.550%	3/5/24	142,215	147,262
6	Bank of America Corp.	3.864%	7/23/24	11,390	11,948
6	Bank of America Corp.	3.366%	1/23/26	35,445	36,526
	Bank of America Corp.	3.248%	10/21/27	4,500	4,598
6	Bank of America Corp.	3.824%	1/20/28	24,526	25,916
6	Bank of America Corp.	3.705%	4/24/28	5,800	6,074
	Bank of America Corp.	3.419%	12/20/28	4,500	4,632
6	Bank of America Corp.	3.974%	2/7/30	20,990	22,433
	Bank of Montreal	3.300%	2/5/24	20,000	20,737
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,057
	Bank of New York Mellon Corp.	2.050%	5/3/21	3,685	3,676
	Bank of New York Mellon Corp.	3.450%	8/11/23	17,780	18,541
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,100	2,190
	Bank of New York Mellon Corp.	3.000%	2/24/25	700	717
	Bank of Nova Scotia	3.400%	2/11/24	24,000	24,959
9	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	13,875	13,838
9	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	37,330	37,458
9	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	48,800	50,855
	BB&T Corp.	3.750%	12/6/23	13,835	14,643
9	BNP Paribas SA	3.375%	1/9/25	11,265	11,430
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	19,475	20,330
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	5,000	5,109
	Comerica Inc.	3.700%	7/31/23	23,915	25,020
	Commonwealth Bank of Australia	2.300%	3/12/20	1,500	1,500
	Commonwealth Bank of Australia	2.400%	11/2/20	870	871
9	Commonwealth Bank of Australia	2.000%	9/6/21	11,329	11,225
9	Commonwealth Bank of Australia	2.750%	3/10/22	9,180	9,270
9	Commonwealth Bank of Australia	3.450%	3/16/23	1,580	1,635
9	Commonwealth Bank of Australia	3.350%	6/4/24	16,700	17,356
9	Commonwealth Bank of Australia	3.150%	9/19/27	12,000	12,309
	Cooperatieve Rabobank UA	2.750%	1/10/23	16,410	16,571
9	Cooperatieve Rabobank UA	3.875%	9/26/23	19,200	20,154
	Credit Suisse AG	3.000%	10/29/21	3,000	3,044
9	Danske Bank A/S	2.750%	9/17/20	1,155	1,152
	Fifth Third Bank	2.250%	6/14/21	6,133	6,129
	First Republic Bank	2.500%	6/6/22	17,170	17,173
	Goldman Sachs Group Inc.	2.300%	12/13/19	24,740	24,738
	Goldman Sachs Group Inc.	2.600%	12/27/20	9,715	9,719
	Goldman Sachs Group Inc.	5.750%	1/24/22	11,320	12,189
6	Goldman Sachs Group Inc.	2.876%	10/31/22	6,270	6,302
	Goldman Sachs Group Inc.	3.625%	1/22/23	295	306

6 Goldman Sachs Group Inc.	2.908%	6/5/23	30,600	30,883
Goldman Sachs Group Inc.	3.850%	7/8/24	2,100	2,200
Goldman Sachs Group Inc.	3.500%	1/23/25	5,675	5,845
Goldman Sachs Group Inc.	3.750%	5/22/25	8,560	8,941
6 Goldman Sachs Group Inc.	3.272%	9/29/25	7,755	7,913
Goldman Sachs Group Inc.	3.850%	1/26/27	6,025	6,285
6 Goldman Sachs Group Inc.	3.691%	6/5/28	14,140	14,556
HSBC Bank USA NA	4.875%	8/24/20	4,336	4,448
HSBC Holdings plc	5.100%	4/5/21	780	815
HSBC Holdings plc	2.650%	1/5/22	7,210	7,236
HSBC Holdings plc	4.875%	1/14/22	2,030	2,149
6 HSBC Holdings plc	3.262%	3/13/23	16,050	16,317
HSBC Holdings plc	3.600%	5/25/23	4,085	4,247
6 HSBC Holdings plc	3.033%	11/22/23	17,615	17,743
6 HSBC Holdings plc	3.950%	5/18/24	19,415	20,216
6 HSBC Holdings plc	3.803%	3/11/25	2,855	2,961
HSBC Holdings plc	3.900%	5/25/26	3,650	3,810
6 HSBC Holdings plc	4.292%	9/12/26	7,550	8,020
HSBC Holdings plc	4.375%	11/23/26	985	1,038
6 HSBC Holdings plc	4.041%	3/13/28	52,681	55,153
6 HSBC Holdings plc	4.583%	6/19/29	18,855	20,586
6 HSBC Holdings plc	3.973%	5/22/30	15,835	16,541
HSBC USA Inc.	2.750%	8/7/20	3,623	3,641
Huntington National Bank	2.375%	3/10/20	8,455	8,452
Huntington National Bank	2.500%	8/7/22	4,685	4,711
Huntington National Bank	3.550%	10/6/23	15,270	15,975
JPMorgan Chase & Co.	2.250%	1/23/20	18,479	18,473
JPMorgan Chase & Co.	4.950%	3/25/20	4,385	4,468
JPMorgan Chase & Co.	2.750%	6/23/20	5,255	5,276
JPMorgan Chase & Co.	2.550%	10/29/20	21,890	21,941
JPMorgan Chase & Co.	2.550%	3/1/21	11,356	11,377
JPMorgan Chase & Co.	4.500%	1/24/22	5,296	5,579
JPMorgan Chase & Co.	2.972%	1/15/23	27,933	28,296
JPMorgan Chase & Co.	3.200%	1/25/23	1,955	2,005
6 JPMorgan Chase & Co.	2.776%	4/25/23	8,975	9,059
JPMorgan Chase & Co.	2.700%	5/18/23	6,106	6,164
JPMorgan Chase & Co.	3.875%	2/1/24	4,000	4,245
6 JPMorgan Chase & Co.	3.559%	4/23/24	20,590	21,363
JPMorgan Chase & Co.	3.625%	5/13/24	6,500	6,838
6 JPMorgan Chase & Co.	4.023%	12/5/24	25,540	27,078
JPMorgan Chase & Co.	3.125%	1/23/25	8,856	9,103
6 JPMorgan Chase & Co.	3.220%	3/1/25	32,655	33,545
JPMorgan Chase & Co.	3.900%	7/15/25	14,605	15,590
JPMorgan Chase & Co.	3.300%	4/1/26	4,090	4,232
JPMorgan Chase & Co.	3.200%	6/15/26	7,340	7,553
6 JPMorgan Chase & Co.	3.540%	5/1/28	12,890	13,410
6 JPMorgan Chase & Co.	3.509%	1/23/29	11,075	11,483
6 JPMorgan Chase & Co.	4.005%	4/23/29	31,335	33,628
6 JPMorgan Chase & Co.	4.452%	12/5/29	15,000	16,629
KeyBank NA	2.500%	11/22/21	1,860	1,869
Lloyds Banking Group plc	4.450%	5/8/25	15,000	15,919
Manufacturers & Traders Trust Co.	2.500%	5/18/22	3,890	3,911
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	24,101	24,295
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,470	1,460
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	15,569	15,639
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	32,435	33,947
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	1,025	1,021

	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	43,860	46,267
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	7,000	7,489
9	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	12,470	12,513
	Morgan Stanley	3.875%	4/29/24	4,030	4,268
	Morgan Stanley	3.700%	10/23/24	6,138	6,467
	Morgan Stanley	4.000%	7/23/25	1,355	1,449
	Morgan Stanley	3.875%	1/27/26	8,295	8,807
	MUFG Americas Holdings Corp.	3.500%	6/18/22	7,000	7,196
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,600	1,620
9	MUFG Bank Ltd.	2.750%	9/14/20	6,890	6,919
9	MUFG Bank Ltd.	2.850%	9/8/21	3,010	3,035
	PNC Bank NA	2.600%	7/21/20	5,735	5,752
	PNC Bank NA	2.150%	4/29/21	2,294	2,292
	PNC Bank NA	2.550%	12/9/21	5,135	5,168
	PNC Bank NA	2.625%	2/17/22	3,980	4,012
	PNC Bank NA	2.950%	2/23/25	5,360	5,470
	PNC Bank NA	3.250%	6/1/25	27	28
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,335	1,356
	PNC Financial Services Group Inc.	3.450%	4/23/29	23,850	25,012
	PNC Funding Corp.	5.125%	2/8/20	3,840	3,903
	Royal Bank of Canada	3.700%	10/5/23	9,880	10,398
	Santander UK plc	3.400%	6/1/21	51,000	51,792
	State Street Corp.	4.375%	3/7/21	6,800	7,050
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	3,470	3,473
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	5,795	5,844
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,840	6,901
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	9,975	10,424
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	4,500	4,476
	Svenska Handelsbanken AB	3.900%	11/20/23	12,150	12,874
	Toronto-Dominion Bank	3.500%	7/19/23	32,065	33,545
9	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,470	5,516
9	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	24,139	24,252
9	UBS Group Funding Switzerland AG	3.491%	5/23/23	2,060	2,105
6,9	UBS Group Funding Switzerland AG	2.859%	8/15/23	26,640	26,864
9	UBS Group Funding Switzerland AG	4.125%	9/24/25	10,925	11,646
	US Bancorp	2.350%	1/29/21	750	752
	US Bancorp	3.700%	1/30/24	1,735	1,837
	US Bancorp	3.375%	2/5/24	8,275	8,648
	US Bancorp	3.950%	11/17/25	14,450	15,714
	Wells Fargo & Co.	3.000%	1/22/21	2,240	2,260
	Wells Fargo & Co.	2.625%	7/22/22	19,530	19,634
	Wells Fargo & Co.	3.450%	2/13/23	8,300	8,520
	Wells Fargo & Co.	3.300%	9/9/24	8,943	9,231
	Wells Fargo & Co.	3.000%	2/19/25	8,170	8,260
	Wells Fargo & Co.	3.000%	10/23/26	7,620	7,671
6	Wells Fargo & Co.	3.196%	6/17/27	18,850	19,076
	Wells Fargo & Co.	4.150%	1/24/29	30,575	33,273
	Wells Fargo Bank NA	3.550%	8/14/23	39,805	41,536
	Westpac Banking Corp.	2.100%	5/13/21	4,820	4,807
	Westpac Banking Corp.	2.000%	8/19/21	7,665	7,614
	Westpac Banking Corp.	2.750%	1/11/23	21,690	21,955
	Westpac Banking Corp.	3.350%	3/8/27	18,935	19,667

	Brokerage (0.3%)
9	Apollo Management Holdings LP	4.872%	2/15/29	2,000	2,155
	BlackRock Inc.	3.200%	3/15/27	600	626
	BlackRock Inc.	3.250%	4/30/29	8,250	8,636

Charles Schwab Corp.	3.850%	5/21/25	17,155	18,270
Charles Schwab Corp.	4.000%	2/1/29	15,980	17,432
Invesco Finance plc	3.125%	11/30/22	5,203	5,320
Invesco Finance plc	4.000%	1/30/24	4,000	4,227
Invesco Finance plc	3.750%	1/15/26	3,427	3,569
TD Ameritrade Holding Corp.	3.625%	4/1/25	3,670	3,841

Insurance (0.7%)
9 AIA Group Ltd.	3.600%	4/9/29	12,000	12,555
9 AIG Global Funding	2.700%	12/15/21	2,625	2,641
Berkshire Hathaway Inc.	2.750%	3/15/23	17,376	17,649
Berkshire Hathaway Inc.	3.125%	3/15/26	3,877	4,011
Chubb INA Holdings Inc.	2.700%	3/13/23	2,940	2,989
Chubb INA Holdings Inc.	3.350%	5/15/24	4,390	4,608
Chubb INA Holdings Inc.	3.150%	3/15/25	1,545	1,609
Chubb INA Holdings Inc.	3.350%	5/3/26	7,770	8,122
Manulife Financial Corp.	4.900%	9/17/20	7,455	7,666
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	5,500	5,731
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,370	2,461
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	10,130	10,501
9 MassMutual Global Funding II	2.750%	6/22/24	14,920	15,202
9 Metropolitan Life Global Funding I	3.450%	12/18/26	6,660	6,969
PartnerRe Finance B LLC	5.500%	6/1/20	1,940	1,996
9 Pricoa Global Funding I	2.550%	11/24/20	2,435	2,441
9 Swiss Re Treasury US Corp.	2.875%	12/6/22	7,330	7,407
UnitedHealth Group Inc.	2.875%	3/15/23	3,000	3,058
UnitedHealth Group Inc.	3.750%	7/15/25	5,915	6,313
UnitedHealth Group Inc.	3.450%	1/15/27	2,115	2,219

Real Estate Investment Trusts (0.4%)
AvalonBay Communities Inc.	3.350%	5/15/27	2,960	3,081
AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,326
Camden Property Trust	4.875%	6/15/23	435	471
Camden Property Trust	4.250%	1/15/24	1,738	1,857
Camden Property Trust	3.500%	9/15/24	435	453
Camden Property Trust	4.100%	10/15/28	7,380	8,054
ERP Operating LP	4.150%	12/1/28	7,345	8,105
Federal Realty Investment Trust	3.000%	8/1/22	2,575	2,611
Federal Realty Investment Trust	2.750%	6/1/23	5,330	5,360
Federal Realty Investment Trust	3.250%	7/15/27	6,335	6,476
Public Storage	3.385%	5/1/29	8,880	9,287
9 Scentre Group Trust 1 / Scentre Group Trust 2	3.750%	3/23/27	6,810	7,006
Simon Property Group LP	4.375%	3/1/21	4,750	4,892
Simon Property Group LP	3.500%	9/1/25	1,003	1,050
Simon Property Group LP	3.300%	1/15/26	5,080	5,229
Simon Property Group LP	3.375%	12/1/27	6,775	7,031
				2,336,556
Industrial (6.9%)
Basic Industry (0.3%)
9 Air Liquide Finance SA	1.750%	9/27/21	18,481	18,244
9 Air Liquide Finance SA	2.250%	9/27/23	14,180	14,095
Airgas Inc.	2.900%	11/15/22	2,575	2,607
9 Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP	3.400%	12/1/26	9,090	9,379

9 Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP	3.700%	6/1/28	15,515	16,164

Capital Goods (0.8%)
Boeing Co.	2.600%	10/30/25	3,000	3,003
Boeing Co.	3.100%	5/1/26	11,400	11,744
Boeing Co.	2.250%	6/15/26	9,200	8,964
Boeing Co.	2.800%	3/1/27	2,285	2,297
Boeing Co.	3.250%	3/1/28	815	847
Boeing Co.	3.200%	3/1/29	2,416	2,499
Caterpillar Financial Services Corp.	2.850%	6/1/22	7,100	7,232
Caterpillar Financial Services Corp.	2.400%	6/6/22	13,610	13,724
Caterpillar Financial Services Corp.	3.750%	11/24/23	6,005	6,352
Caterpillar Inc.	3.900%	5/27/21	1,613	1,664
Caterpillar Inc.	2.600%	6/26/22	1,755	1,776
Deere & Co.	2.600%	6/8/22	5,825	5,888
General Dynamics Corp.	2.625%	11/15/27	13,665	13,689
General Dynamics Corp.	3.750%	5/15/28	14,340	15,594
Illinois Tool Works Inc.	2.650%	11/15/26	12,675	12,771
John Deere Capital Corp.	2.750%	3/15/22	5,830	5,912
John Deere Capital Corp.	2.650%	6/24/24	10,000	10,114
Parker-Hannifin Corp.	3.500%	9/15/22	1,885	1,943
Precision Castparts Corp.	2.500%	1/15/23	15,000	15,093
9 Siemens Financieringsmaatschappij NV	2.700%	3/16/22	12,300	12,407

Communication (0.7%)
America Movil SAB de CV	5.000%	3/30/20	2,246	2,288
America Movil SAB de CV	3.125%	7/16/22	1,160	1,180
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,700	2,094
Comcast Corp.	5.150%	3/1/20	1,325	1,347
Comcast Corp.	3.125%	7/15/22	2,905	2,986
Comcast Corp.	3.600%	3/1/24	9,390	9,903
Comcast Corp.	3.375%	2/15/25	29,805	31,169
Comcast Corp.	3.375%	8/15/25	23,444	24,512
NBCUniversal Media LLC	5.150%	4/30/20	9,000	9,204
NBCUniversal Media LLC	2.875%	1/15/23	27,000	27,560
9 Walt Disney Co.	3.375%	11/15/26	10,000	10,498

Consumer Cyclical (0.8%)
American Honda Finance Corp.	2.250%	8/15/19	7,340	7,337
American Honda Finance Corp.	2.450%	9/24/20	2,375	2,379
9 BMW US Capital LLC	3.400%	8/13/21	14,100	14,379
Costco Wholesale Corp.	2.750%	5/18/24	3,380	3,471
Costco Wholesale Corp.	3.000%	5/18/27	4,225	4,366
9 Harley-Davidson Financial Services Inc.	2.400%	9/15/19	1,655	1,653
9 Harley-Davidson Financial Services Inc.	2.150%	2/26/20	1,219	1,214
9 Harley-Davidson Financial Services Inc.	2.400%	6/15/20	5,000	4,979
Harley-Davidson Inc.	3.500%	7/28/25	3,000	3,040
Home Depot Inc.	3.900%	12/6/28	10,000	10,992
Home Depot Inc.	2.950%	6/15/29	7,000	7,152
Mastercard Inc.	2.950%	11/21/26	6,000	6,174
Mastercard Inc.	2.950%	6/1/29	11,000	11,311
9 Nissan Motor Acceptance Corp.	2.550%	3/8/21	6,215	6,207
9 Nissan Motor Acceptance Corp.	2.600%	9/28/22	2,825	2,813
Target Corp.	3.375%	4/15/29	4,500	4,758
TJX Cos. Inc.	2.500%	5/15/23	1,100	1,114

TJX Cos. Inc.	2.250%	9/15/26	7,870	7,710
Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	21,567
Visa Inc.	3.150%	12/14/25	29,040	30,474
Walmart Inc.	2.350%	12/15/22	1,165	1,176
Walmart Inc.	3.400%	6/26/23	3,000	3,149

Consumer Noncyclical (1.4%)
9 Bristol-Myers Squibb Co.	3.200%	6/15/26	26,790	27,759
9 Bristol-Myers Squibb Co.	3.400%	7/26/29	11,395	11,884
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,500	1,573
Eli Lilly & Co.	2.750%	6/1/25	8,000	8,157
Eli Lilly & Co.	3.375%	3/15/29	1,500	1,598
Gilead Sciences Inc.	2.500%	9/1/23	1,600	1,611
Gilead Sciences Inc.	3.700%	4/1/24	17,810	18,802
Gilead Sciences Inc.	3.500%	2/1/25	19,025	19,931
Gilead Sciences Inc.	3.650%	3/1/26	7,600	8,040
GlaxoSmithKline Capital plc	3.000%	6/1/24	12,000	12,355
GlaxoSmithKline Capital plc	3.375%	6/1/29	10,000	10,562
Kaiser Foundation Hospitals	3.500%	4/1/22	1,235	1,280
Kaiser Foundation Hospitals	3.150%	5/1/27	965	991
Kimberly-Clark Corp.	3.625%	8/1/20	700	712
Medtronic Inc.	3.500%	3/15/25	57,995	61,719
Merck & Co. Inc.	3.400%	3/7/29	20,000	21,280
Mercy Health	4.302%	7/1/28	7,000	7,733
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	300	299
9 Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	5,000	5,041
9 Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	20,000	20,146
9 Roche Holdings Inc.	3.350%	9/30/24	13,264	13,899
SSM Health Care Corp.	3.688%	6/1/23	13,650	14,285

Energy (1.1%)
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	8,875	8,927
BP Capital Markets America Inc.	4.500%	10/1/20	3,575	3,671
BP Capital Markets America Inc.	4.742%	3/11/21	915	953
BP Capital Markets America Inc.	3.245%	5/6/22	10,875	11,183
BP Capital Markets America Inc.	2.750%	5/10/23	10,080	10,200
BP Capital Markets America Inc.	3.224%	4/14/24	8,400	8,687
BP Capital Markets America Inc.	3.796%	9/21/25	8,000	8,525
BP Capital Markets America Inc.	3.119%	5/4/26	19,465	19,864
BP Capital Markets plc	3.561%	11/1/21	2,387	2,462
BP Capital Markets plc	2.500%	11/6/22	1,440	1,447
BP Capital Markets plc	3.994%	9/26/23	1,000	1,064
BP Capital Markets plc	3.814%	2/10/24	35,250	37,352
BP Capital Markets plc	3.535%	11/4/24	8,740	9,177
BP Capital Markets plc	3.506%	3/17/25	8,000	8,398
ConocoPhillips Co.	4.950%	3/15/26	17,605	20,022
Shell International Finance BV	4.375%	3/25/20	2,050	2,081
Shell International Finance BV	3.250%	5/11/25	23,255	24,294
Shell International Finance BV	2.875%	5/10/26	7,445	7,583
Total Capital Canada Ltd.	2.750%	7/15/23	3,699	3,763
Total Capital International SA	2.875%	2/17/22	4,500	4,576
Total Capital International SA	3.455%	2/19/29	5,000	5,312
Total Capital SA	4.125%	1/28/21	895	923

Technology (1.5%)
Apple Inc.	3.000%	2/9/24	11,675	12,055
Apple Inc.	3.450%	5/6/24	6,000	6,342
Apple Inc.	2.850%	5/11/24	8,195	8,427
Apple Inc.	2.750%	1/13/25	10,240	10,465
Apple Inc.	2.500%	2/9/25	3,430	3,448
Apple Inc.	3.200%	5/13/25	1,430	1,493
Apple Inc.	3.250%	2/23/26	13,092	13,682
Apple Inc.	2.450%	8/4/26	7,245	7,229
Apple Inc.	3.350%	2/9/27	8,158	8,552
International Business Machines Corp.	3.300%	5/15/26	45,085	46,618
International Business Machines Corp.	3.500%	5/15/29	18,985	19,766
Microsoft Corp.	2.875%	2/6/24	19,090	19,772
Microsoft Corp.	2.700%	2/12/25	1,175	1,205
Microsoft Corp.	3.125%	11/3/25	3,365	3,539
Microsoft Corp.	2.400%	8/8/26	15,595	15,669
Oracle Corp.	2.500%	5/15/22	9,010	9,100
Oracle Corp.	3.400%	7/8/24	10,000	10,464
Oracle Corp.	2.950%	11/15/24	21,704	22,345
Oracle Corp.	2.950%	5/15/25	5,140	5,287
Oracle Corp.	2.650%	7/15/26	5,115	5,135
Oracle Corp.	3.250%	11/15/27	14,885	15,553
QUALCOMM Inc.	2.600%	1/30/23	4,815	4,822
QUALCOMM Inc.	2.900%	5/20/24	27,920	28,294

Transportation (0.3%)
6 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	405	423
6 CSX Transportation Inc.	6.251%	1/15/23	1,188	1,302
6 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	4,527	4,982
6 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	3,116	3,163
6 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	2,977	3,140
6 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	16,712	17,482
6 Spirit Airlines Pass Through Trust 2017-1A	3.650%	2/15/30	14,606	14,683
6 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	1,194	1,267
				1,289,983
Utilities (0.8%)
Electric (0.8%)
AEP Transmission Co. LLC	3.100%	12/1/26	1,735	1,768
Ameren Illinois Co.	2.700%	9/1/22	2,047	2,072
Baltimore Gas & Electric Co.	2.800%	8/15/22	950	961
Berkshire Hathaway Energy Co.	2.800%	1/15/23	4,455	4,542
Berkshire Hathaway Energy Co.	3.750%	11/15/23	16,200	17,074
Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,975	9,219
Commonwealth Edison Co.	3.400%	9/1/21	9,800	10,012
Commonwealth Edison Co.	2.550%	6/15/26	880	871
Duke Energy Florida LLC	4.550%	4/1/20	1,375	1,397
Duke Energy Florida LLC	3.800%	7/15/28	4,415	4,734
Entergy Arkansas Inc.	3.700%	6/1/24	5,213	5,499
Entergy Arkansas Inc.	3.500%	4/1/26	10,288	10,762
Entergy Louisiana LLC	3.300%	12/1/22	1,450	1,492
Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,420

	Entergy Louisiana LLC	3.120%	9/1/27	9,585	9,772
	Georgia Power Co.	2.400%	4/1/21	9,510	9,518
	Georgia Power Co.	2.850%	5/15/22	1,820	1,841
	National Rural Utilities Cooperative Finance
	Corp.	3.700%	3/15/29	15,000	16,099
	PacifiCorp	3.500%	6/15/29	9,515	10,104
	Southwestern Public Service Co.	3.300%	6/15/24	14,881	15,455
	Virginia Electric & Power Co.	2.950%	1/15/22	8,540	8,669
	Virginia Electric & Power Co.	2.750%	3/15/23	2,515	2,549
	Virginia Electric & Power Co.	3.450%	2/15/24	1,730	1,803
	Virginia Electric & Power Co.	3.100%	5/15/25	1,510	1,551
					153,184
Total Corporate Bonds (Cost $3,644,937)					3,779,723
Sovereign Bonds (7.4%)
9	Avi Funding Co. Ltd.	2.850%	9/16/20	10,950	10,989
9	Bermuda	4.138%	1/3/23	2,700	2,811
9	Bermuda	4.854%	2/6/24	3,206	3,461
	Bermuda	4.854%	2/6/24	6,257	6,776
9	BNG Bank NV	2.500%	2/28/20	30,000	30,064
9	BNG Bank NV	2.125%	12/14/20	13,001	13,034
9	CDP Financial Inc.	4.400%	11/25/19	30,475	30,720
	CDP Financial Inc.	4.400%	11/25/19	12,455	12,561
9	CDP Financial Inc.	3.150%	7/24/24	1,519	1,592
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	2,294	2,296
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	30,069	31,115
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,295	1,333
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	12,810	13,597
9	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,023
	Corp. Andina de Fomento	2.200%	7/18/20	4,375	4,357
	Corp. Andina de Fomento	4.375%	6/15/22	6,291	6,619
9	CPPIB Capital Inc.	1.250%	9/20/19	20,000	19,951
	CPPIB Capital Inc.	1.250%	9/20/19	10,000	9,974
9	CPPIB Capital Inc.	2.250%	1/25/22	58,500	58,927
9,10 Development Bank of Japan Inc.		3.125%	9/6/23	12,000	12,467
10	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,735
9,11 Dexia Credit Local SA		1.875%	9/15/21	15,000	14,959
9	Dexia Credit Local SA	2.375%	9/20/22	16,910	17,053
9	Dexia Credit Local SA	3.250%	9/26/23	70,000	73,137
	Emirate of Abu Dhabi	3.125%	10/11/27	14,000	14,547
	Equinor ASA	3.150%	1/23/22	8,000	8,190
	Equinor ASA	2.450%	1/17/23	2,000	2,017
	Equinor ASA	3.700%	3/1/24	7,000	7,419
	Export-Import Bank of Korea	4.000%	1/29/21	2,800	2,870
	Export-Import Bank of Korea	2.500%	5/10/21	5,000	5,011
	Export-Import Bank of Korea	1.875%	10/21/21	10,000	9,909
	Export-Import Bank of Korea	5.000%	4/11/22	7,200	7,701
	Export-Import Bank of Korea	3.000%	11/1/22	2,000	2,042
	Export-Import Bank of Korea	2.375%	6/25/24	28,000	27,998
	Export-Import Bank of Korea	3.250%	11/10/25	10,000	10,434
8	Export-Import Bank of Korea, 3M USD
	LIBOR + 0.875%	3.455%	1/25/22	10,000	10,088
9	Harvest Operations Corp.	4.200%	6/1/23	8,000	8,480
	Hydro-Quebec	8.050%	7/7/24	470	595
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	1,250	1,253
10	Japan Bank for International Cooperation	2.250%	2/24/20	29,500	29,507
10	Japan Bank for International Cooperation	2.125%	7/21/20	11,000	11,000

10	Japan Bank for International Cooperation	2.125%	11/16/20	27,100	27,126
10	Japan Bank for International Cooperation	2.500%	5/23/24	20,000	20,355
	Kingdom of Saudi Arabia	2.375%	10/26/21	6,500	6,492
	Kingdom of Saudi Arabia	2.875%	3/4/23	5,060	5,120
8	Korea Development Bank, 3M USD LIBOR +
	0.675%	3.094%	9/19/20	8,850	8,876
	Korea Development Bank	2.500%	1/13/21	6,000	6,006
	Korea Development Bank	4.625%	11/16/21	605	636
	Korea Development Bank	3.375%	3/12/23	30,000	31,075
	Korea Development Bank	3.250%	2/19/24	17,500	18,151
	Korea Hydro & Nuclear Power Co. Ltd.	4.750%	7/13/21	12,634	13,208
	KSA Sukuk Ltd.	2.894%	4/20/22	30,480	30,876
9	Nederlandse Waterschapsbank NV	1.250%	9/9/19	36,300	36,235
9	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	20,096	20,457
9	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	6,600	6,978
9	Ontario Teachers' Cadillac Fairview
	Properties Trust	4.125%	2/1/29	18,840	20,484
9	Petronas Capital Ltd.	5.250%	8/12/19	25,750	25,846
	Petronas Capital Ltd.	5.250%	8/12/19	4,380	4,394
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	60,870	60,944
	Province of Alberta	1.900%	12/6/19	15,000	14,979
9	Province of Alberta	1.750%	8/26/20	1,650	1,644
	Province of Manitoba	2.100%	9/6/22	2,100	2,108
	Province of Ontario	4.000%	10/7/19	6,025	6,053
	Province of Ontario	4.400%	4/14/20	24,595	25,023
	Province of Quebec	2.750%	8/25/21	10,150	10,304
	Province of Quebec	2.375%	1/31/22	15,700	15,875
	Province of Quebec	7.500%	7/15/23	2,065	2,479
	Province of Quebec	7.125%	2/9/24	2,674	3,243
	Province of Quebec	2.750%	4/12/27	4,730	4,868
6,9	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	198	202
	Republic of Chile	3.250%	9/14/21	7,150	7,319
	Republic of Latvia	2.750%	1/12/20	5,260	5,263
	Republic of Lithuania	7.375%	2/11/20	117,326	120,886
	Republic of Lithuania	6.125%	3/9/21	27,055	28,735
	Republic of Lithuania	6.625%	2/1/22	16,300	18,019
	Republic of Poland	5.125%	4/21/21	10,910	11,469
	Republic of Poland	5.000%	3/23/22	30,437	32,681
	Republic of Poland	4.000%	1/22/24	10,000	10,750
	Republic of Slovenia	5.500%	10/26/22	3,385	3,707
	Republic of Slovenia	5.250%	2/18/24	18,841	21,151
9	SABIC Capital II BV	4.000%	10/10/23	17,612	18,294
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	4,600	4,892
	Sinopec Group Overseas Development 2014
	Ltd.	4.375%	4/10/24	7,100	7,599
	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	6,000	5,999
9	Sinopec Group Overseas Development 2017
	Ltd.	2.375%	4/12/20	9,000	8,991
9	Slovak Republic	4.375%	5/21/22	2,500	2,637
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	12,340	12,384
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	7,920	8,195
	State of Kuwait	2.750%	3/20/22	12,563	12,742
	State of Qatar	3.375%	3/14/24	22,200	22,948

	State of Qatar	4.000%	3/14/29	11,000	11,870
9	Temasek Financial I Ltd.	2.375%	1/23/23	2,000	2,010
9	Temasek Financial I Ltd.	3.625%	8/1/28	20,000	21,625
Total Sovereign Bonds (Cost $1,350,665)					1,376,815
Taxable Municipal Bonds (0.0%)
	California GO	6.200%	10/1/19	170	172
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	2,250	2,264
	Regents of the University of California
	Revenue	3.063%	7/1/25	3,430	3,562
Total Taxable Municipal Bonds (Cost $5,895)					5,998
				Shares
Temporary Cash Investment (9.9%)
Money Market Fund (9.9%)
12	Vanguard Market Liquidity Fund (Cost
	$1,863,058)	2.499%		18,628,371	1,863,210
Total Investments (100.4%) (Cost $18,551,045)					18,860,080
				Face
				Amount
				($000)
Conventional Mortgage-Backed Securities – Liability for Sale Commitments (-0.4%)
6,7 UMBS TBA		5.000%	7/1/49	(70,500)	(74,499)
Total Conventional Mortgage-Backed Securities – Liability for Sale Commitments (Proceeds
$74,420)					(74,499)
Other Assets and Liabilities-Net (0.0%)					(8,997)
Net Assets (100%)					18,776,584

§ Security value determined using significant unobservable inputs.
1 Securities with a value of $2,214,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
2 Securities with a value of $22,960,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $6,242,000 have been segregated as initial margin for open centrally cleared swap contracts.
4 U.S. government-guaranteed.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2019.
8 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $2,322,105,000, representing 12.4% of net assets.
10 Guaranteed by the Government of Japan.
11 Guaranteed by multiple countries.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.

Institutional Intermediate-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September	11,961	1,413,267	11,793
	2019
2-Year U.S. Treasury Note	September	5,612	1,207,588	4,270
	2019
10-Year U.S. Treasury Note	September	8,150	1,042,945	20,213
	2019
Ultra 10-Year U.S. Treasury Note	September	2,443	337,439	4,706
	2019
30-Year U.S. Treasury Bond	September	71	11,047	105
	2019
				41,087

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September	(7)	(1,243)	(46)
	2019
				41,041

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
			Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Reference	Termination
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
America Movil	6/20/23	BARC	6,200	1.000	(37)	89	52	-
/A3

Credit Protection Purchased
State of
Qatar	6/20/22	BOANA	4,080	(1.000)	(83)	(30)	-	(113)

Institutional Intermediate-Term Bond Fund

State of
Qatar	6/20/22	CITNA	7,920	(1.000)	(162)	(56)	-	(218)
Wells
Fargo &	9/20/20	BOANA	3,740	(1.000)	(40)	19	-	(21)
Co.
							-
					(285)	(67)		(352)
					(322)	22	52	(352)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BARC--Barclays Bank plc.

BOANA--Bank of America, N.A.

CITNA--Citi Bank N.A.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
9/18/20	9/18/19[1]	55,833	3.000	0.000	635	37
9/20/21	9/18/19[1]	65,163	(1.750)	0.000	(52)	(75)
9/19/22	9/18/19[1]	128,694	(1.750)	0.000	(242)	(226)
9/18/23	9/18/19[1]	172,369	(1.750)	0.000	(323)	(431)
9/18/24	9/18/19[1]	92,335	(2.000)	0.000	(1,156)	(300)
9/18/26	9/18/19[1]	39,958	(3.000)	0.000	(3,074)	(187)
					(4,212)	(1,182)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semiannually.
3 Based on 3M LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the

Institutional Intermediate-Term Bond Fund

valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap

Institutional Intermediate-Term Bond Fund

contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Schedule of Investments as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined)
upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any

Institutional Intermediate-Term Bond Fund

securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2019, counterparties had deposited in segregated accounts securities with a value of $1,165,000 in connection with TBA transactions.

E. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll

Institutional Intermediate-Term Bond Fund

transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities
Purchased.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	8,303,353	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	3,529,735	1,246
Corporate Bonds	—	3,779,723	—
Sovereign Bonds	—	1,376,815	—
Taxable Municipal Bonds	—	5,998	—
Temporary Cash Investments	1,863,210	—	—
Conventional Mortgage-Backed Securities —
Liability for Sale Commitments	—	(74,499)	—
Futures Contracts—Assets[1]	5,508	—	—
Futures Contracts—Liabilities[1]	(5,568)	—	—
Swap Contracts—Assets	224[1]	52	—
Swap Contracts—Liabilities	(10)[1]	(352)	—
Total	1,863,364	16,920,825	1,246
1 Represents variation margin on the last day of the reporting period.

Institutional Intermediate-Term Bond Fund